Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	June 30,
	2022	2021
Numerator
Net loss	$(51,080)	$(74,815)
Net loss attributable to ordinary shareholders—basic and diluted	$(51,080)	$(74,815)
Denominator
Weighted-average number of ordinary shares used in net loss
per share—basic and diluted	53,587,167	35,668,423
Net loss per share attributable to ordinary shareholders—basic and diluted	$(0.95)	$(2.10)

Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share	The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the six months ended June 30, 2022 and 2021 because including them would have had an anti-dilutive effect:

	June 30,
	2022	2021
Unvested ordinary shares	27,029	95,148
Share options	8,311,290	5,573,771
Restricted share units	535,117	72,500
Total	8,873,436	5,741,419